Basis of Presentation and Organization (Details 2) (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Change in Accounting Estimate [Line Items]
Net income (loss)	$ (891,347)	$ 177,497	$ 262,752	$ 77,940
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation & amortization	527,835	525,538	697,017	594,011
(Increase) / decrease in assets:
Trade receivables	7,038,408	(3,889,869)	(3,555,934)	(7,765,220)
Inventories	11,550	(132,286)	(120,644)	3,440
Deferred tax assets	203,202	240,420	305,246	179,646
Other assets	157,206	(134,914)	324,906	(862,462)
Increase (decrease) in current liabilities:
Trade payables	(123,435)	(2,888,913)	(769,094)	3,737,665
Net cash used in operating activities	7,512,400	(6,102,527)	(2,855,751)	(4,034,980)
Net cash used in investing activities	(600,278)	(763,423)	(824,747)	(790,967)
Net cash provided by financing activities	(6,646,270)	6,742,555	6,096,650	7,751,988
Net cash provided by operations	265,852	(123,395)	2,416,152	2,926,041
Effect of exchange rate changes on cash and cash equivalents	71,730	141,743	(827,350)	(163,975)
Net increase in cash and cash equivalents	341,043	18,348	1,588,802	2,762,066
Cash and cash equivalents at the beginning of the period - from continuing operations	7,140,539	5,617,025	5,617,025	2,854,959
Cash and cash equivalents at the end of the period	7,546,870		7,140,539	5,617,025
Cash paid during the year for:
Income tax payments
Interest payments	1,268,668	1,410,596	1,905,471	1,711,920
Scenario, Previously Reported [Member]
Change in Accounting Estimate [Line Items]
Net income (loss)			(11,846)	257,586
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation & amortization			697,017	594,011
(Increase) / decrease in assets:
Trade receivables			(3,555,934)	(7,765,220)
Inventories			(120,644)	3,440
Deferred tax assets			579,844
Other assets			324,906	(862,462)
Increase (decrease) in current liabilities:
Trade payables			(769,094)	3,737,665
Net cash used in operating activities			(2,855,751)	(4,034,980)
Net cash used in investing activities			(824,747)	(790,967)
Net cash provided by financing activities			6,096,650	7,751,988
Net cash provided by operations			2,416,152	2,926,041
Effect of exchange rate changes on cash and cash equivalents			(827,350)	(163,975)
Net increase in cash and cash equivalents			1,588,802	2,762,066
Cash and cash equivalents at the beginning of the period - from continuing operations		5,617,025	5,617,025	2,854,959
Cash and cash equivalents at the end of the period			7,205,827	5,617,025
Cash paid during the year for:
Income tax payments
Interest payments			1,905,471	1,711,920
Restatement Adjustment [Member]
Change in Accounting Estimate [Line Items]
Net income (loss)			274,598	(179,646)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation & amortization
(Increase) / decrease in assets:
Trade receivables
Inventories
Deferred tax assets			(274,598)	179,646
Other assets
Increase (decrease) in current liabilities:
Trade payables
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net cash provided by operations
Effect of exchange rate changes on cash and cash equivalents
Net increase in cash and cash equivalents
Cash and cash equivalents at the beginning of the period - from continuing operations
Cash and cash equivalents at the end of the period
Cash paid during the year for:
Income tax payments
Interest payments